Other taxes payable & Other taxes receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other taxes payable & Other taxes receivable
Value added taxes payable	$ 6,085	$ 3,408
Withholding Tax	11,785	8,479
Other taxes payable	1,082	775
Value added taxes receivable	2,678	2,561
Other taxes receivable	$ 1,097	$ 1,221